Net fee and commission income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Fee and commission income:
Current accounts	£ 330	£ 326	£ 312
Credit and debit card fees	561	499	384
Commercial banking and treasury fees	179	198	215
Unit trust and insurance broking	47	55	58
Factoring	40	38	38
Other fees and commissions	251	198	287
Total fee and commission income	1,408	1,314	1,294
Fee and commission expense	(662)	(584)	(601)
Net fee and commission income	£ 746	£ 730	£ 693